Summary of Advances to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 18, 2008
Investments in and Advances to Affiliates [Line Items]
Advances of related party	$ 250	$ 250	$ 250	$ 250
BioTime, Inc.
Investments in and Advances to Affiliates [Line Items]
Advances of related party	$ 250	$ 250	$ 250